Fair Value Measurement - Summary of Debt Securities (Details) - PGIM, Inc	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Date of Sale or Issuance	Apr. 16, 2020
Number of Securities | shares	1
Consideration | €	€ 50,000,000